FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company enters into derivative financial instruments to manage its exposure to fluctuations in exchange rates, the price of raw materials, energy and emission rights allowances arising from operating, financing and investing activities.
As of June 30, 2024, the outstanding balance of receivables sold as true sales of receivables amounted to 4.4 billion (4.5 billion at December 31, 2023). In addition, the Company estimates that about 2.7 billion of trade payables were subject to early discount by its suppliers as of June 30, 2024 as compared to 2.9 billion as of December 31, 2023.
Fair value versus carrying amount
The estimated fair value of certain financial instruments is determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2024.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,838	—	5,838	—	—	—
Restricted cash*	65	—	65	—	—	—
Trade accounts receivable and other	4,186	—	3,875	—	311	—
Inventories	17,690	17,690	—	—	—	—
Prepaid expenses and other current assets	3,229	1,472	1,158		—	599
Total current assets	31,008	19,162	10,936	—	311	599

Non-current assets:
Goodwill and intangible assets	4,947	4,947	—	—	—	—
Property, plant and equipment and biological assets	33,142	33,066	—	76	—	—
Investments in associates and joint ventures	10,168	10,168	—	—	—	—
Other investments	283	—	—		283	—
Deferred tax assets	9,563	9,563	—		—	—
Other assets	1,736	397	1,105	136	—	98
Total non-current assets	59,839	58,141	1,105	212	283	98
Total assets	90,847	77,303	12,041	212	594	697

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,357	—	2,357	—	—	—
Trade accounts payable and other	12,493	—	12,493	—	—	—
Short-term provisions	455	432	23	—	—	—
Accrued expenses and other liabilities	4,674	1,063	3,275	—	—	336
Income tax liabilities	327	327	—	—	—	—
Total current liabilities	20,306	1,822	18,148	—	—	336

Non-current liabilities:
Long-term debt, net of current portion	8,770	—	8,770	—	—	—
Deferred tax liabilities	2,270	2,270	—	—	—	—
Deferred employee benefits	2,620	2,620	—	—	—	—
Long-term provisions	1,407	1,407	—	—	—	—
Other long-term obligations	1,175	383	586	—	—	206
Total non-current liabilities	16,242	6,680	9,356	—	—	206

Equity:
Equity attributable to the equity holders of the parent	52,204	52,204	—	—	—	—
Non-controlling interests	2,095	2,095	—	—	—	—
Total equity	54,299	54,299	—	—	—	—
Total liabilities and equity	90,847	62,801	27,504	—	—	542
*Restricted cash of 65 include a cash deposit of 52 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2024.
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	87	—	196	283
Trade accounts receivable and other subject to TSR programs*	—	—	311	311
Derivative financial current assets	—	599	—	599
Derivative financial non-current assets	—	98	—	98
Total assets at fair value	87	697	507	1,291
Liabilities at fair value:
Derivative financial current liabilities	—	333	3	336
Derivative financial non-current liabilities	—	169	37	206
Total liabilities at fair value	—	502	40	542
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	315	—	198	513
Trade accounts receivable and other subject to TSR programs*	—	—	170	170
Derivative financial current assets	—	643	—	643
Derivative financial non-current assets	—	163	—	163
Total assets at fair value	315	806	368	1,489
Liabilities at fair value:
Derivative financial current liabilities	—	332	28	360
Derivative financial non-current liabilities	—	22	54	76
Total liabilities at fair value	—	354	82	436
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
Portfolio of derivatives
Derivative financial current assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metal), freight, energy, emission rights and others. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is calculated using standard industry models based on significant observable market inputs such as foreign exchange rates, commodity prices, swap rates and interest rates.
The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require from its counter-parties guarantees for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly the International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2024 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	524	—	220	(1)
Total interest rate instruments		—		(1)
Foreign exchange rate instruments
Forward purchase of contracts	4,777	85	1,602	(22)
Forward sale of contracts	2,942	6	4,058	(73)
Currency swaps sales			350	(5)
Exchange option purchases	4,055	53
Exchange options sales			3,797	(150)
Total foreign exchange rate instruments		144		(251)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	1,368	237	1,203	(121)
Term contracts purchases	1,733	314	1,144	(124)
Options sales/purchases	106	2	262	(6)
Total raw materials (base metal), freight, energy, emission rights and others		553		(250)
Total		697		(502)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2023 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	221		453	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	1,198	60	4,114	(82)
Forward sale of contracts	2,510	53	825	(11)
Exchange option purchases	619	34	760	(3)
Exchange options sales	920	19	608	(46)
Total foreign exchange rate instruments		166		(142)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	1,350	373	486	(46)
Term contracts purchases	1,538	267	1,235	(166)
Option sales/purchases	18	—	—	—
Total raw materials (base metal), freight, energy, emission rights and others		640		(212)
Total		806		(354)

Derivative financial instruments classified as Level 3:
The fair valuation of Level 3 derivative instruments is established at each reporting date and compared to the prior period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
Call option on MCB
ArcelorMittal establishes the fair valuation of the call option on the 660 mandatory convertible bonds through the use of binomial valuation models. Binomial valuation models use an iterative procedure to price options, allowing for the specification of nodes, or points in time, during the time span between the valuation date and the option’s expiration date. In contrast to the Black-Scholes model, which provides a numerical result based on inputs, the binomial model allows for the calculation of the asset and the option for multiple periods along with the range of possible results for each period. Observable input data used in the valuations include zero coupon yield curves, stock market prices, European Central Bank foreign exchange fixing rates and SOFR interest rates. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available. Specifically, the Company computes unobservable volatility data based mainly on the movement of stock market prices observable in the active market over 90 working days.
Electricity option
ArcelorMittal and an electricity supplier entered into a multibuyer power supply contract on French market. Other clients of this contract are committed to purchase electricity from the supplier with opt-out rights to be exercised in 2024 for 2025-2029 delivery period and in 2029 for 2030-2034 delivery period. The Company is committed to acquire up to 51% of the opt-out volumes.
The fair value of the option is based on the Black-Scholes model using a Monte Carlo numerical calculation approach. Observable input data used in the valuation include euro zero coupon yield curve and electricity forward prices for tenors quoted by the European Energy Exchange (EEX). Unobservable input data is used to measure fair value to the extent relevant observable inputs are not available. For instance, electricity forward prices are extrapolated for tenors not quoted by EEX and volatility is computed based on historical settlement prices.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

	Call option on 660 mandatory convertible bonds	Electricity option
Balance as of December 31, 2022	—	—
Change in fair value	—	—
Balance as of June 30, 2023	—	—
Change in fair value	—	(82)
Balance as of December 31, 2023	—	(82)
Change in fair value	—	42
Balance as of June 30, 2024	—	(40)
The fair value movement relating to the Level 3 derivative instrument is recognized in financing costs-net in the consolidated statements of operations.